Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	12,279,676	4,187,588
Common stock, shares outstanding (in shares)	12,279,676	4,187,588
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, shares issued (in shares)	50,726	136,261
Preferred stock, shares outstanding (in shares)	50,726	136,261
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, shares authorized (in shares)	1,587,314
Preferred stock, shares issued (in shares)	1,428,372	1,314,792
Preferred stock, shares outstanding (in shares)	1,428,372	1,314,792